Intangible Assets, Net	12 Months Ended
Jun. 30, 2025
Intangible Assets, Net [Abstract]
Intangible assets, net

Note 8 – Intangible assets, net

Intangible assets consist of the following:

	June 30, 2025	June 30, 2024

Copyrights of online education academy courses	$-	$23,800,000
Less: Accumulated amortization	-	(6,793,917)
Intangible assets, net	$-	$17,006,083

Amortization expenses were $2,380,000, 4,160,000 and $5,843,813 for the years ended June 30, 2025, 2024 and 2023, respectively.

During the year ended June 30, 2025, the Company performed a review for impairment indicators under ASC 350-30, Intangibles—Goodwill and Other. Management noted significant adverse developments affecting one of its key online platforms, including:

-	Compatibility issues arising from recent operating system updates, which caused instability in core functions of the application;

-	New data privacy and payment compliance requirements necessitating extensive restructuring of the App’s core modules; and

-	Technical disruptions experienced by third-party service providers critical to the platform’s operation, with no confirmed resolution timeline.

Although the Company’s technical team continues to address these issues, the application remained non-operational and pending approval for launch as of the reporting date. Based on these conditions, management determined that the carrying value of the related intangible assets was not recoverable and recorded a full impairment of the associated balance.

On February 5, 2025, the Company issued 90,000 restricted Class A Ordinary Shares, par value $0.0025 per share for an aggregate consideration of $8,100,000 in exchange for Nine Star’s right, title and interests in and to 27 pieces of music works created by Nine Star (see Note 15 for details). However, the music works were never transferred or assigned to the Company, and the contract was not fulfilled. As a result, the transaction was subsequently canceled before the end of the fiscal year, and the Company reversed the previously recorded prepaid asset and canceled the related share issuance.

Impairment loss on intangible assets for the years ended June 30, 2025, 2024 and 2023 were $14,626,083, nil, and $9,357,062, respectively.